SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO THE GROUP’S LEASES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases
Amortization of right-of-use assets	¥ 8,793	¥ 7,494	¥ 5,235
Interest on lease liabilities	467	303	207
Total finance lease costs	9,260	7,797	5,442
Operating lease costs	560,755	640,213	634,007
Operating cash flows from operating leases	550,864	654,115	594,430
Financing cash flows from finance leases	9,132	7,505	5,277
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	997,675		134,799
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	18,360	5,154	16,634
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	¥ (281,403)
Weighted average remaining lease term, Operating leases	11 years	10 years 9 months 18 days	11 years 6 months
Weighted average remaining lease term, Finance leases	3 years 7 months 6 days	3 years 6 months	4 years
Weighted-average discount rate, Operating leases	2.29%	2.23%	2.22%
Weighted-average discount rate, Finance leases	1.66%	1.60%	1.57%